Cash and Deposits with Financial Institutions - Summary of Cash and Deposits with Financial Institutions (Detail) - CAD ($) $ in Millions		Oct. 31, 2021		Oct. 31, 2020		Oct. 31, 2019	[2]	Oct. 31, 2018
Disclosure Of Cash And Cash Equivalents [abstract]
Cash and non-interest-bearing deposits with financial institutions	[1]	$ 9,693	[2]	$ 11,123	[2]	$ 10,904		$ 8,997
Interest-bearing deposits with financial institutions		76,630		65,337
Total	[3]	$ 86,323		$ 76,460

[1]	Represents cash and non-interest bearing deposits with financial institutions (refer to Note 6).
[2]	The amounts for the years ended October 31, 2021 and October 31, 2020 have been prepared in accordance with IFRS 16; prior year amounts have not been restated (refer to Notes 3 and 4).
[3]	Net of allowances of $1 (2020 – $1).